Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on October 15, 2015 and covers activity from September 01, 2015 through September 30, 2015.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 9th day of October 2015.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Robert J. Parslow
Name:	Robert J. Parslow
Title:	Director ABS Operations

A. Trust Activity

Trust Totals
Record Date	September 30, 2015
Number of days in Monthly Period	30
Beginning Number of Accounts	20,711,971
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal
Receivables during the Monthly Period	27,153,426,955.35
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	27,153,426,955.35
Finance Charge Collections (excluding Recoveries)	459,371,111.73
Collections of Discount Option Receivables	0.00
Recoveries	17,468,301.51
Total Collections of Finance Charge Receivables	476,839,413.24
Total Collections of Principal Receivables	9,303,785,472.06
Monthly Payment Rate	34.2638%
Defaulted Amount	39,578,951.53
Annualized Default Rate	1.8082%
Annualized Default Rate, Net of Recoveries	1.0102%
Trust Portfolio Yield	19.5924%
New Principal Receivables	8,820,672,036.39
Ending Number of Accounts	19,818,114
Ending Principal Receivables Balance	26,630,734,568.15
Ending Required Minimum Principal Balance	14,658,790,280.00
Ending Transferor Amount	12,930,930,568.15
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	26,630,734,568.15
Ending Total Accounts Receivable	27,284,486,628.40

B. Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1
2012-5	714,287,000	714,287,000.00	0.00	50,000,090.00	5.21%	24,861,683.71	910,770.74	485,085,262.06	2,063,586.50
2013-3	578,035,000	578,035,000.00	0.00	40,462,450.00	4.22%	20,119,256.47	737,038.99	392,554,056.64	1,669,952.30
2014-2	1,156,070,000	1,156,070,000.00	0.00	80,924,900.00	8.44%	40,238,512.94	1,474,077.97	785,108,113.28	3,339,904.61
2014-3	1,734,105,000	1,734,105,000.00	0.00	121,387,350.00	12.66%	60,357,769.40	2,211,116.96	1,177,662,169.91	5,009,856.91
2014-4	1,156,070,000	1,156,070,000.00	0.00	80,924,900.00	8.44%	40,238,512.94	1,474,077.97	785,108,113.28	3,339,904.61
Total	5,338,567,000.00	5,338,567,000.00	0.00	373,699,690.00	38.97%	185,815,735.46	6,807,082.63	3,625,517,715.17	15,423,204.93
Group 2
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	9.95%	47,463,185.88	1,738,743.10	926,071,308.29	3,939,571.86
2012-1	606,062,000	606,062,000.00	0.00	42,424,340.00	4.42%	21,094,772.48	772,775.56	411,587,700.87	1,750,922.75
2012-A	0	0.00	0.00	0.00	0.00%	0.00	0.00	0.00	0.00
2012-4	1,181,820,000	1,181,820,000.00	0.00	82,727,400.00	8.63%	41,134,775.02	1,506,911.20	802,595,405.50	3,414,296.77
2013-1	1,190,477,000	1,190,477,000.00	0.00	83,333,390.00	8.69%	41,436,093.11	1,517,949.54	808,474,531.27	3,439,306.98
2013-2	714,286,000	714,286,000.00	0.00	50,000,020.00	5.21%	24,861,648.91	910,769.47	485,084,582.94	2,063,583.61
2014-1	1,488,096,000	1,488,096,000.00	0.00	104,166,720.00	10.86%	51,795,107.69	1,897,436.61	1,010,592,994.31	4,299,133.00
2014-5	583,092,000	583,092,000.00	0.00	40,816,440.00	4.26%	20,295,271.90	743,487.05	395,988,357.09	1,684,562.06
2015-1	1,142,858,000	1,142,858,000.00	0.00	80,000,060.00	8.34%	39,778,652.17	1,457,231.66	776,135,604.35	3,301,734.93
2009-D-II	90,908,000	90,908,000.00	0.00	6,363,560.00	0.66%	3,164,170.62	115,914.68	61,737,272.28	262,634.66
Total	8,361,237,000.00	8,361,237,000.00	0.00	585,286,590.00	61.03%	291,023,677.78	10,661,218.87	5,678,267,756.90	24,155,746.62
Trust	13,699,804,000.00	13,699,804,000.00	0.00	958,986,280.00	100.00%	476,839,413.24	17,468,301.50	9,303,785,472.07	39,578,951.55

C. Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2012-5	714,287,000.00	12,543,736.90	361,161.21	1,041,147.79	1,190,478.33	0.00	2,592,787.33	12,169,011.79	0.00	9,576,417.80
2013-3	578,035,000.00	10,150,831.82	473,313.87	842,546.29	963,391.67	0.00	2,279,251.83	10,028,787.95	0.00	7,749,536.12
2014-2	1,156,070,000.00	20,301,663.63	1,189,788.78	1,685,092.59	1,926,783.34	0.00	4,801,664.71	20,300,736.95	0.00	15,499,072.24
2014-3	1,734,105,000.00	30,452,495.44	2,117,594.54	2,527,638.88	2,890,175.00	0.00	7,535,408.42	30,784,016.79	0.00	23,248,608.37
2014-4	1,156,070,000.00	20,301,663.63	1,356,696.42	1,685,092.59	1,926,783.34	0.00	4,968,572.35	20,467,644.59	0.00	15,499,072.24
Total	5,338,567,000.00	93,750,391.42	5,498,554.82	7,781,518.14	8,897,611.68	0.00	22,177,684.64	93,750,198.07	0.00	71,572,706.77
Group 2
2008-2	1,363,638,000.00	23,946,750.62	2,098,415.15	1,987,644.60	2,272,730.00	0.00	6,358,789.75	25,163,778.33	0.00	18,804,988.58
2012-1	606,062,000.00	10,643,011.98	273,597.60	883,398.57	1,010,103.33	0.00	2,167,099.50	10,524,881.40	0.00	8,357,781.90
2012-4	1,181,820,000.00	20,753,857.56	471,962.82	1,722,625.90	1,969,700.00	0.00	4,164,288.72	20,461,951.01	0.00	16,297,662.29
2012-A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2013-1	1,190,477,000.00	20,905,882.53	637,175.57	1,735,244.38	1,984,128.34	0.00	4,356,548.29	20,773,593.28	0.00	16,417,044.99
2013-2	714,286,000.00	12,543,526.01	386,173.62	1,041,146.34	1,190,476.67	0.00	2,617,796.63	12,468,020.86	0.00	9,850,224.23
2014-1	1,488,096,000.00	26,132,348.77	721,134.57	2,169,055.11	2,480,160.00	0.00	5,370,349.68	25,891,652.47	0.00	20,521,302.79
2014-5	583,092,000.00	10,239,637.44	247,460.57	849,917.40	971,820.00	0.00	2,069,197.97	10,110,216.48	0.00	8,041,018.51
2015-1	1,142,858,000.00	20,069,648.63	509,607.37	1,665,834.72	1,904,763.34	0.00	4,080,205.43	19,840,569.72	0.00	15,760,364.29
Total	8,270,329,000.00	145,234,663.54	5,345,527.27	12,054,867.02	13,783,881.68	0.00	31,184,275.97	145,234,663.55	0.00	114,050,387.58
Trust Total	13,608,896,000.00	238,985,054.96	10,844,082.09	19,836,385.16	22,681,493.36	0.00	53,361,960.61	238,984,861.62	0.00	185,623,094.35

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	93,750,198.08	22,177,684.64	71,572,513.44
Group 2	145,234,663.54	31,184,275.97	114,050,387.57

(1)	Series 2009-D-II does not share in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

D. Trust Performance

Delinquencies:

	Percentage of Ending Total Receivables
31-60 Days Delinquent	0.28%	76,880,216
61-90 Days Delinquent	0.20%	53,758,355
90+ Days Delinquent	0.41%	111,752,667
Total 30+ Days Delinquent	0.89%	242,391,238

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 11, 2015 under CIK number 0000949349

Series 2008-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,702,771,866.41	1,363,638,000.00	1,339,133,866.41
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	50.4533%	49.5467%
Principal Allocation Percentage	N/A	50.4533%	49.5467%
Collections of Finance Charge Receivables	47,463,185.88	23,946,750.62	23,516,435.26
Collections of Principal Receivables	926,071,308.29	467,233,673.10	458,837,635.19
Defaulted Amount	3,939,571.86	1,987,644.60	1,951,927.26
Ending Invested Amount / Transferor Amount	2,650,744,611.02	1,363,638,000.00	1,287,106,611.02

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 11, 2015	September 11, 2015	September 11, 2015
Coupon September 15, 2015 to October 14, 2015	1.46655%	3.95655%	5.20655%
Monthly Interest Due	1,466,550.00	247,287.67	384,577.48	2,098,415.15
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,466,550.00	247,287.67	384,577.48	2,098,415.15
Investor Default Amount	1,749,125.15	109,321.78	129,197.67	1,987,644.60
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,215,675.15	481,611.12	661,503.48	6,358,789.75
Reallocated Investor Finance Charge Collections				25,163,778.33
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				20.6782%
Base Rate				3.9000%
Excess Spread Percentage				16.5484%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,466,550.00	247,287.67	384,577.48	2,098,415.15
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,466,550.00	247,287.67	384,577.48	2,098,415.15
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.22
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.22
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$3.30
(2) The amount of the distribution in respect of Class B Monthly Interest:	$3.30
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$19,189,566.06
(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$384,577.48
(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,804,988.58
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$22,144,098.36
a. Class A Monthly Interest	$1,466,550.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,749,125.15
e. Excess Spread	$18,928,423.21
2. Class B Available Funds	$1,384,024.60
a. Class B Monthly Interest	$247,287.67
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,136,736.93
3. Collateral Available Funds	$1,635,655.37
a. Excess Spread	$1,635,655.37
4. Total Excess Spread	$21,700,815.51
K. Reallocated Principal Collections
1. Principal Allocation Percentage	50.4533%
2. Series 2008-2 Allocable Principal Collections	$926,071,308.29
3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections	$467,233,673.10
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$467,233,673.10
6. Shared Principal Collections from other Series allocated to Series 2008-2	$0.00
7. Other amounts treated as Available Principal Collections:	$1,987,644.60
8. Available Principal Collections (total of items 5, 6 and 7)	$469,221,317.70
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$88,637,000.00
2. Required Collateral Invested Amount	$88,637,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$469,221,317.70

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2
1. Excess Spread	$21,700,815.51
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$109,321.78
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$384,577.48
9. Applied to unpaid Monthly Servicing Fee	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections	$129,197.67
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,804,988.58
N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2
1. Excess Spread	$21,700,815.51
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$109,321.78
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$384,577.48
10. Applied to unpaid Monthly Servicing Fee	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections	$129,197.67
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,804,988.58

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.9000%
b. Prior Monthly Period	3.9609%
c. Second Prior Monthly Period	3.6962%
2. Three Month Average Base Rate	3.8524%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	20.6782%
b. Prior Monthly Period	19.8827%
c. Second Prior Monthly Period	20.0975%
4. Three Month average Series Adjusted Portfolio Yield	20.2195%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2012-1 Certificates

A. Investor/Transferor Allocations	Series Allocations Interest	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,201,233,261.98	606,062,000.00	595,171,261.98
Beginning Adjusted Invested Amount	N/A	606,062,000.00	N/A
Floating Allocation Percentage	N/A	50.4533%	49.5467%
Principal Allocation Percentage	N/A	50.4533%	49.5467%
Collections of Finance Charge Receivables	21,094,772.48	10,643,011.98	10,451,760.50
Collections of Principal Receivables	411,587,700.87	207,659,638.69	203,928,062.18
Defaulted Amount	1,750,922.75	883,398.57	867,524.18
Ending Invested Amount / Transferor Amount	1,178,110,011.93	606,062,000.00	572,048,011.93

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 11, 2015	September 11, 2015	September 11, 2015
Coupon September 15, 2015 to October 14, 2015	0.47655%	1.00655%	1.35655%
Monthly Interest Due	198,562.50	30,501.82	44,533.28	273,597.60
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	198,562.50	30,501.82	44,533.28	273,597.60
Investor Default Amount	728,802.15	53,004.32	101,592.10	883,398.57
Investor Monthly Fees Due	833,333.33	60,606.67	116,163.33	1,010,103.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,760,697.98	144,112.81	262,288.71	2,167,099.50
Reallocated Investor Finance Charge Collections				10,524,881.40
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3552%
Base Rate				2.5770%
Excess Spread Percentage				16.5484%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00
Distributions of Interest	198,562.50	30,501.82	44,533.28	273,597.60
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	198,562.50	30,501.82	44,533.28	273,597.60
Ending Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.40
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.40
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.84
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.84
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$8,402,315.18
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$44,533.28
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,357,781.90
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$8,683,007.18
a. Class A Monthly Interest	$198,562.50
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$728,802.15
e. Excess Spread	$7,755,642.53
2. Class B Available Funds	$631,497.75
a. Class B Monthly Interest	$30,501.82
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$600,995.93
3. Collateral Available Funds	$1,210,376.47
a. Excess Spread	$1,210,376.47
4. Total Excess Spread	$9,567,014.93
K. Reallocated Principal Collections
1. Principal Allocation Percentage	50.4533%
2. Series 2012-1 Allocable Principal Collections	$411,587,700.87
3. Principal Allocation Percentage of Series 2012-1 Allocable Principal Collections	$207,659,638.69
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$207,659,638.69
6. Shared Principal Collections from other Series allocated to Series 2012-1	$0.00
7. Other amounts treated as Available Principal Collections:	$883,398.57
8. Available Principal Collections (total of items 5, 6 and 7)	$208,543,037.26
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$69,698,000.00
2. Required Collateral Invested Amount	$69,698,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$208,543,037.26

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-1
1. Excess Spread	$9,567,014.93
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$53,004.32
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$44,533.28
9. Applied to unpaid Monthly Servicing Fee	$1,010,103.33
10. Collateral Default Amount treated as Available Principal Collections	$101,592.10
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,357,781.90
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.5770%
b. Prior Monthly Period	2.6383%
c. Second Prior Monthly Period	2.3741%
2. Three Month Average Base Rate	2.5298%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	19.3552%
b. Prior Monthly Period	18.6455%
c. Second Prior Monthly Period	18.6901%
4. Three Month average Series Adjusted Portfolio Yield	18.8970%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$606,062,000.00
Monthly Interest	$455,587.01
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$606,517,587.01

Series 2012-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,342,403,077.03	1,181,820,000.00	1,160,583,077.03
Beginning Adjusted Invested Amount	N/A	1,181,820,000.00	N/A
Floating Allocation Percentage	N/A	50.4533%	49.5467%
Principal Allocation Percentage	N/A	50.4533%	49.5467%
Collections of Finance Charge Receivables	41,134,775.02	20,753,857.56	20,380,917.46
Collections of Principal Receivables	802,595,405.50	404,935,987.08	397,659,418.42
Defaulted Amount	3,414,296.77	1,722,625.90	1,691,670.87
Ending Invested Amount / Transferor Amount	2,297,312,773.77	1,181,820,000.00	1,115,492,773.77

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 11, 2015	September 11, 2015	September 11, 2015
Coupon September 15, 2015 to October 14, 2015	0.44655%	0.75655%	1.00655%
Monthly Interest Due	362,821.88	44,705.80	64,435.14	471,962.82
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	362,821.88	44,705.80	64,435.14	471,962.82
Investor Default Amount	1,421,164.18	103,358.72	198,103.00	1,722,625.90
Investor Monthly Fees Due	1,625,000.00	118,183.33	226,516.67	1,969,700.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,408,986.06	266,247.85	489,054.81	4,164,288.72
Reallocated Investor Finance Charge Collections				20,461,951.01
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.2919%
Base Rate				2.5137%
Excess Spread Percentage				16.5484%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00
Distributions of Interest	362,821.88	44,705.80	64,435.14	471,962.82
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	362,821.88	44,705.80	64,435.14	471,962.82
Ending Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.37
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.37
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.63
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.63
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$16,362,097.43
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$64,435.14
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,297,662.29
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$16,881,083.61
a. Class A Monthly Interest	$362,821.88
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,421,164.18
e. Excess Spread	$15,097,097.55
2. Class B Available Funds	$1,227,730.91
a. Class B Monthly Interest	$44,705.80
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,183,025.11
3. Collateral Available Funds	$2,353,136.49
a. Excess Spread	$2,353,136.49
4. Total Excess Spread	$18,633,259.15
K. Reallocated Principal Collections
1. Principal Allocation Percentage	50.4533%
2. Series 2012-4 Allocable Principal Collections	$802,595,405.50
3. Principal Allocation Percentage of Series 2012-4 Allocable Principal Collections	$404,935,987.08
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$404,935,987.08
6. Shared Principal Collections from other Series allocated to Series 2012-4	$0.00
7. Other amounts treated as Available Principal Collections:	$1,722,625.90
8. Available Principal Collections (total of items 5, 6 and 7)	$406,658,612.98
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$135,910,000.00
2. Required Collateral Invested Amount	$135,910,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$406,658,612.98

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-4
1. Excess Spread	$18,633,259.15
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$103,358.72
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$64,435.14
9. Applied to unpaid Monthly Servicing Fee	$1,969,700.00
10. Collateral Default Amount treated as Available Principal Collections	$198,103.00
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$16,297,662.29
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.5137%
b. Prior Monthly Period	2.5750%
c. Second Prior Monthly Period	2.3108%
2. Three Month Average Base Rate	2.4665%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	19.2919%
b. Prior Monthly Period	18.5862%
c. Second Prior Monthly Period	18.6227%
4. Three Month average Series Adjusted Portfolio Yield	18.8336%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,181,820,000.00
Monthly Interest	$777,588.86
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,182,597,588.86

Series 2012-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,415,738,493.75	714,287,000.00	701,451,493.75
Beginning Adjusted Invested Amount	N/A	714,287,000.00	N/A
Floating Allocation Percentage	N/A	50.4533%	49.5467%
Principal Allocation Percentage	N/A	50.4533%	49.5467%
Collections of Finance Charge Receivables	24,861,683.71	12,543,736.90	12,318,140.15
Collections of Principal Receivables	485,085,262.06	244,741,594.66	240,343,667.40
Defaulted Amount	2,063,586.50	1,041,147.79	1,022,438.71
Ending Invested Amount / Transferor Amount	1,388,486,105.53	714,287,000.00	674,199,105.53

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	3,000,000.00	0.00	0.00	3,000,000.00
Reserve Account Opening Balance	3,000,000.00	0.00	0.00	3,000,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	3,000,000.00	0.00	0.00	3,000,000.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon September 15, 2015 to October 14, 2015	0.59000%	0.77000%	1.07000%
Monthly Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Investor Default Amount	874,562.57	59,866.72	106,718.50	1,041,147.79
Investor Monthly Fees Due	1,000,000.00	68,453.33	122,025.00	1,190,478.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,169,562.57	154,674.58	268,550.18	2,592,787.33
Reallocated Investor Finance Charge Collections				12,169,011.79
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				193.34
Series Adjusted Portfolio Yield				18.9548%
Base Rate				2.6430%
Excess Spread Percentage				16.0884%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00
Distributions of Interest	295,000.00	26,354.53	39,806.68	361,161.21
Deposits to the Principal Funding Account	600,000,000.00	41,072,000.00	0.00	641,072,000.00
Distributions of Principal	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00
Total Distributions	600,295,000.00	41,098,354.53	73,254,806.68	714,648,161.21
Ending Certificates Balance	0.00	0.00	0.00	0.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1,000.49
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.49
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$1000.64
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.64
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$82,831,224.48
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$39,806.68
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$73,215,000.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,576,417.80
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$10,222,113.91
a. Class A Monthly Interest	$295,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$874,562.57
e. Excess Spread	$9,052,551.34
2. Class B Available Funds	$699,737.77
a. Class B Monthly Interest	$26,354.53
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$673,383.24
3. Collateral Available Funds	$1,247,353.45
a. Excess Spread	$1,247,353.45
4. Total Excess Spread	$10,973,288.03
K. Reallocated Principal Collections
1. Principal Allocation Percentage	50.4533%
2. Series 2012-5 Allocable Principal Collections	$485,085,262.06
3. Principal Allocation Percentage of Series 2012-5 Allocable Principal Collections	$244,741,594.66
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$244,741,594.66
6. Shared Principal Collections from other Series allocated to Series 2012-5	$468,504,257.55
7. Other amounts treated as Available Principal Collections:	$1,041,147.79
8. Available Principal Collections (total of items 5, 6 and 7)	$714,287,000.00
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	N/A
2. Required Collateral Invested Amount	N/A
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	N/A
4. Treated as Shared Principal Collections	N/A

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$641,072,000.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$73,215,000.00
3. Distribution of Principal	$714,287,000.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-5
1. Excess Spread	$10,973,288.03
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$59,866.72
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$39,806.68
9. Applied to unpaid Monthly Servicing Fee	$1,190,478.33
10. Collateral Default Amount treated as Available Principal Collections	$106,718.50
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$9,576,417.80
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.6430%
b. Prior Monthly Period	2.7341%
c. Second Prior Monthly Period	2.4027%
2. Three Month Average Base Rate	2.5932%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.9548%
b. Prior Monthly Period	18.2502%
c. Second Prior Monthly Period	18.3927%
4. Three Month average Series Adjusted Portfolio Yield	18.5326%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$714,287,000.00
Monthly Interest	$472,353.91
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$714,759,353.91

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	0.00	0.00	0.00
Beginning Adjusted Invested Amount	N/A	0.00	N/A
Floating Allocation Percentage	N/A	0.0000%	100.0000%
Principal Allocation Percentage	N/A	0.0000%	100.0000%
Collections of Finance Charge Receivables	0.00	0.00	0.00
Collections of Principal Receivables	0.00	0.00	0.00
Defaulted Amount	0.00	0.00	0.00
Ending Invested Amount / Transferor Amount	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Increase LIBOR Determination Date	N/A	N/A	N/A
Coupon (9/15/15 to 10/14/15)	N/A	N/A	N/A
Monthly Interest Due	0.00	0.00	0.00	0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	0.00	0.00	0.00	0.00
Investor Default Amount	0.00	0.00	0.00	0.00
Investor Monthly Fees Due	0.00	0.00	0.00	0.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	0.00	0.00	0.00	0.00
Reallocated Investor Finance Charge Collections				0.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				0.0000%
Base Rate				0.0000%
Excess Spread Percentage				0.0000%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	0.00	0.00	0.00	0.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.
1. The total amount of the distribution:	$0.00
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.00
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
6. The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00
E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.00
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.00
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00
6. The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00
2. The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$0.00
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$0.00
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$0.00
I. Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$0.00
a. Class A Monthly Interest	$0.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$0.00
e. Excess Spread	$0.00
2. Class B Available Funds	$0.00
a. Class B Monthly Interest	$0.00
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$0.00
3. Collateral Available Funds	$0.00
a. Excess Spread	$0.00
4. Total Excess Spread	$0.00
K. Reallocated Principal Collections
1. Principal Allocation Percentage	0.0000%
2. Series 2012-A Allocable Principal Collections	$0.00
3. Principal Allocation Percentage of Series 2012-A Allocable Principal Collections	$0.00
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$0.00
6. Shared Principal Collections from other Series allocated to Series 2012-A	$0.00
7. Other amounts treated as Available Principal Collections	$0.00
8. Available Principal Collections (total of items 5, 6 & 7)	$0.00
L. Application of Available Principal Collections during Revolving Period
1. Treated as Shared Principal Collections	$0.00
M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A
1. Excess Spread	$0.00
2. Excess Finance Charge Collections	$0.00
3. Available Interest Reserve Account Amount	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$0.00
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Senior Minimum Monthly Interest	$0.00
10. Applied to unpaid Monthly Servicing Fee	$0.00
11. Collateral Default Amount treated as Available Principal Collections	$0.00
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00
15. Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00
16. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$0.00
17. Available Excess Overpayment Account Amount distributed to Collateral Interest Holder(s)	$0.00
O. Funding of Interest Reserve Account and Payment of Additional Transaction Costs
1. Interest Reserve Account Opening Balance	$0.00
2. Excess of Excess Finance Charge Collections over aggregate Finanace Charge Shortfalls	$0.00
3. Deposited to Interest Reserve Account	$0.00
4. Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00
P. Funding of Excess Overpayment Account Amount
1. Excess Overpayment Account Opening Balance	$0.00
2. Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00
3. Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00
4. Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00
5. Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	0.0000%
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
2. Three Month Average Base Rate	N/A
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	0.0000%
b. Prior Monthly Period	N/A
c. Second Prior Monthly Period	N/A
4. Three Month average Series Adjusted Portfolio Yield	N/A
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate:?	N/A
R. Reassignment Amount
1. Adjusted Invested Amount	0.00
2. Monthly Interest	0.00
3. Monthly Interest previously due but not paid	0.00
4. Additional Interest	0.00
5. Additional Interest previously due but not paid	0.00
6. Reassignment Amount	0.00

Series 2013-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,359,561,513.55	1,190,477,000.00	1,169,084,513.55
Beginning Adjusted Invested Amount	N/A	1,190,477,000.00	N/A
Floating Allocation Percentage	N/A	50.4533%	49.5467%
Principal Allocation Percentage	N/A	50.4533%	49.5467%
Collections of Finance Charge Receivables	41,436,093.11	20,905,882.53	20,530,210.58
Collections of Principal Receivables	808,474,531.27	407,902,200.91	400,572,330.36
Defaulted Amount	3,439,306.98	1,735,244.38	1,704,062.60
Ending Invested Amount / Transferor Amount	2,314,140,917.38	1,190,477,000.00	1,123,663,917.38

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 11, 2015	September 11, 2015	September 11, 2015
Coupon September 15, 2015 to October 14, 2015	0.62655%	0.90655%	1.15655%
Monthly Interest Due	522,125.00	40,471.41	74,579.16	637,175.57
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	522,125.00	40,471.41	74,579.16	637,175.57
Investor Default Amount	1,457,604.28	78,086.78	199,553.32	1,735,244.38
Investor Monthly Fees Due	1,666,666.67	89,286.67	228,175.00	1,984,128.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,646,395.95	207,844.86	502,307.48	4,356,548.29
Reallocated Investor Finance Charge Collections				20,773,593.28
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.4572%
Base Rate				2.6790%
Excess Spread Percentage				16.5484%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00
Distributions of Interest	522,125.00	40,471.41	74,579.16	637,175.57
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	522,125.00	40,471.41	74,579.16	637,175.57
Ending Certificates Balance	1,000,000,000.00	53,572,000.00	136,905,000.00	1,190,477,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.52
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.52
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.76
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.76
(3) The amount of the distribution inrespect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$16,491,624.15
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$74,579.16
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,417,044.99
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$17,449,806.49
a. Class A Monthly Interest	$522,125.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,457,604.28
e. Excess Spread	$15,470,077.21
2. Class B Available Funds	$934,821.03
a. Class B Monthly Interest	$40,471.41
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$894,349.62
3. Collateral Available Funds	$2,388,965.76
a. Excess Spread	$2,388,965.76
4. Total Excess Spread	$18,753,392.59
K. Reallocated Principal Collections
1. Principal Allocation Percentage	50.4533%
2. Series 2013-1 Allocable Principal Collections	$808,474,531.27
3. Principal Allocation Percentage of Series 2013-1 Allocable Principal Collections	$407,902,200.91
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$407,902,200.91
6. Shared Principal Collections from other Series allocated to Series 2013-1	$0.00
7. Other amounts treated as Available Principal Collections:	$1,735,244.38
8. Available Principal Collections (total of items 5, 6 and 7)	$409,637,445.29
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$136,905,000.00
2. Required Collateral Invested Amount	$136,905,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$409,637,445.29

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-1
1. Excess Spread	$18,753,392.59
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$78,086.78
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$74,579.16
9. Applied to unpaid Monthly Servicing Fee	$1,984,128.34
10. Collateral Default Amount treated as Available Principal Collections	$199,553.32
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$16,417,044.99
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.6790%
b. Prior Monthly Period	2.7403%
c. Second Prior Monthly Period	2.4761%
2. Three Month Average Base Rate	2.6318%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	19.4572%
b. Prior Monthly Period	18.7409%
c. Second Prior Monthly Period	18.7987%
4. Three Month average Series Adjusted Portfolio Yield	18.9989%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,190,477,000.00
Monthly Interest	$895,437.81
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,191,372,437.81

Series 2013-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,415,736,511.72	714,286,000.00	701,450,511.72
Beginning Adjusted Invested Amount	N/A	714,286,000.00	N/A
Floating Allocation Percentage	N/A	50.4533%	49.5467%
Principal Allocation Percentage	N/A	50.4533%	49.5467%
Collections of Finance Charge Receivables	24,861,648.91	12,543,526.01	12,318,122.90
Collections of Principal Receivables	485,084,582.94	244,741,252.02	240,343,330.92
Defaulted Amount	2,063,583.61	1,041,146.34	1,022,437.27
Ending Invested Amount / Transferor Amount	1,388,484,161.65	714,286,000.00	674,198,161.65

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 11, 2015	September 11, 2015	September 11, 2015
Coupon September 15, 2015 to October 14, 2015	0.62655%	0.90655%	1.25655%
Monthly Interest Due	313,275.00	24,282.70	48,615.92	386,173.62
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	313,275.00	24,282.70	48,615.92	386,173.62
Investor Default Amount	874,562.58	46,851.77	119,731.99	1,041,146.34
Investor Monthly Fees Due	1,000,000.00	53,571.67	136,905.00	1,190,476.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,187,837.58	124,706.14	305,252.91	2,617,796.63
Reallocated Investor Finance Charge Collections				12,468,020.86
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.4638%
Base Rate				2.6856%
Excess Spread Percentage				16.5484%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00
Distributions of Interest	313,275.00	24,282.70	48,615.92	386,173.62
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	313,275.00	24,282.70	48,615.92	386,173.62
Ending Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.52
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.52
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.76
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.76
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$9,898,840.15
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$48,615.92
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,850,224.23
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$10,473,133.33
a. Class A Monthly Interest	$313,275.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$874,562.58
e. Excess Spread	$9,285,295.75
2. Class B Available Funds	$561,063.21
a. Class B Monthly Interest	$24,282.70
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$536,780.51
3. Collateral Available Funds	$1,433,824.32
a. Excess Spread	$1,433,824.32
4. Total Excess Spread	$11,255,900.58
K. Reallocated Principal Collections
1. Principal Allocation Percentage	50.4533%
2. Series 2013-2 Allocable Principal Collections	$485,084,582.94
3. Principal Allocation Percentage of Series 2013-2 Allocable Principal Collections	$244,741,252.02
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$244,741,252.02
6. Shared Principal Collections from other Series allocated to Series 2013-2	$0.00
7. Other amounts treated as Available Principal Collections:	$1,041,146.34
8. Available Principal Collections (total of items 5, 6 and 7)	$245,782,398.36
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$82,143,000.00
2. Required Collateral Invested Amount	$82,143,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$245,782,398.36

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-2
1. Excess Spread	$11,255,900.58
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$46,851.77
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$48,615.92
9. Applied to unpaid Monthly Servicing Fee	$1,190,476.67
10. Collateral Default Amount treated as Available Principal Collections	$119,731.99
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$9,850,224.23
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.6856%
b. Prior Monthly Period	2.7469%
c. Second Prior Monthly Period	2.4827%
2. Three Month Average Base Rate	2.6384%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	19.4638%
b. Prior Monthly Period	18.7470%
c. Second Prior Monthly Period	18.8057%
4. Three Month average Series Adjusted Portfolio Yield	19.0055%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$714,286,000.00
Monthly Interest	$541,133.56
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$714,827,133.56

Series 2013-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,145,682,898.10	578,035,000.00	567,647,898.10
Beginning Adjusted Invested Amount	N/A	578,035,000.00	N/A
Floating Allocation Percentage	N/A	50.4533%	49.5467%
Principal Allocation Percentage	N/A	50.4533%	49.5467%
Collections of Finance Charge Receivables	20,119,256.47	10,150,831.82	9,968,424.65
Collections of Principal Receivables	392,554,056.64	198,056,534.23	194,497,522.41
Defaulted Amount	1,669,952.30	842,546.29	827,406.01
Ending Invested Amount / Transferor Amount	1,123,628,969.88	578,035,000.00	545,593,969.88

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon September 15, 2015 to October 14, 2015	0.98000%	1.28000%	1.58000%
Monthly Interest Due	408,333.33	23,121.07	41,859.47	473,313.87
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	408,333.33	23,121.07	41,859.47	473,313.87
Investor Default Amount	728,802.14	31,595.03	82,149.12	842,546.29
Investor Monthly Fees Due	833,333.33	36,126.67	93,931.67	963,391.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,970,468.80	90,842.77	217,940.26	2,279,251.83
Reallocated Investor Finance Charge Collections				10,028,787.95
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3355%
Base Rate				3.0240%
Excess Spread Percentage				16.0880%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,676,000.00	56,359,000.00	578,035,000.00
Distributions of Interest	408,333.33	23,121.07	41,859.47	473,313.87
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	408,333.33	23,121.07	41,859.47	473,313.87
Ending Certificates Balance	500,000,000.00	21,676,000.00	56,359,000.00	578,035,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.82
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.82
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$1.07
(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.07
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$7,791,395.60
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$41,859.47
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,749,536.13
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$8,674,896.81
a. Class A Monthly Interest	$408,333.33
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$728,802.14
e. Excess Spread	$7,537,761.34
2. Class B Available Funds	$376,074.13
a. Class B Monthly Interest	$23,121.07
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$352,953.06
3. Collateral Available Funds	$977,817.02
a. Excess Spread	$977,817.02
4. Total Excess Spread	$8,868,531.42
K. Reallocated Principal Collections
1. Principal Allocation Percentage	50.4533%
2. Series 2013-3 Allocable Principal Collections	$392,554,056.64
3. Principal Allocation Percentage of Series 2013-3 Allocable Principal Collections	$198,056,534.23
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$198,056,534.23
6. Shared Principal Collections from other Series allocated to Series 2013-3	$0.00
7. Other amounts treated as Available Principal Collections:	$842,546.29
8. Available Principal Collections (total of items 5, 6 and 7)	$198,899,080.52
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$56,359,000.00
2. Required Collateral Invested Amount	$56,359,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$198,899,080.52

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2013-3
1. Excess Spread	$8,868,531.42
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$31,595.03
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$41,859.47
9. Applied to unpaid Monthly Servicing Fee	$963,391.67
10. Collateral Default Amount treated as Available Principal Collections	$82,149.12
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,749,536.13
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.0240%
b. Prior Monthly Period	3.1283%
c. Second Prior Monthly Period	2.7491%
2. Three Month Average Base Rate	2.9671%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	19.3355%
b. Prior Monthly Period	18.6187%
c. Second Prior Monthly Period	18.7613%
4. Three Month average Series Adjusted Portfolio Yield	18.9052%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$578,035,000.00
Monthly Interest	$578,337.80
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$578,613,337.80

Series 2014-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,949,451,396.42	1,488,096,000.00	1,461,355,396.42
Beginning Adjusted Invested Amount	N/A	1,488,096,000.00	N/A
Floating Allocation Percentage	N/A	50.4533%	49.5467%
Principal Allocation Percentage	N/A	50.4533%	49.5467%
Collections of Finance Charge Receivables	51,795,107.69	26,132,348.77	25,662,758.92
Collections of Principal Receivables	1,010,592,994.31	509,877,665.48	500,715,328.83
Defaulted Amount	4,299,133.00	2,169,055.11	2,130,077.89
Ending Invested Amount / Transferor Amount	2,892,675,660.76	1,488,096,000.00	1,404,579,660.76

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 11, 2015	September 11, 2015	September 11, 2015
Coupon September 15, 2015 to October 14, 2015	0.57655%	0.70655%	1.00655%
Monthly Interest Due	600,572.92	39,427.85	81,133.80	721,134.57
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	600,572.92	39,427.85	81,133.80	721,134.57
Investor Default Amount	1,822,005.36	97,607.01	249,442.74	2,169,055.11
Investor Monthly Fees Due	2,083,333.33	111,606.67	285,220.00	2,480,160.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,505,911.61	248,641.53	615,796.54	5,370,349.68
Reallocated Investor Finance Charge Collections				25,891,652.47
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3956%
Base Rate				2.6174%
Excess Spread Percentage				16.5484%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	66,964,000.00	171,132,000.00	1,488,096,000.00
Distributions of Interest	600,572.92	39,427.85	81,133.80	721,134.57
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	600,572.92	39,427.85	81,133.80	721,134.57
Ending Certificates Balance	1,250,000,000.00	66,964,000.00	171,132,000.00	1,488,096,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.48
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.48
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.59
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.59
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$20,602,436.59
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$81,133.80
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$20,521,302.79
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$21,748,976.94
a. Class A Monthly Interest	$600,572.92
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,822,005.36
e. Excess Spread	$19,326,398.66
2. Class B Available Funds	$1,165,118.79
a. Class B Monthly Interest	$39,427.85
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,125,690.94
3. Collateral Available Funds	$2,977,556.74
a. Excess Spread	$2,977,556.74
4. Total Excess Spread	$23,429,646.34
K. Reallocated Principal Collections
1. Principal Allocation Percentage	50.4533%
2. Series 2014-1 Allocable Principal Collections	$1,010,592,994.31
3. Principal Allocation Percentage of Series 2014-1 Allocable Principal Collections	$509,877,665.48
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$509,877,665.48
6. Shared Principal Collections from other Series allocated to Series 2014-1	$0.00
7. Other amounts treated as Available Principal Collections:	$2,169,055.11
8. Available Principal Collections (total of items 5, 6 and 7)	$512,046,720.59
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$171,132,000.00
2. Required Collateral Invested Amount	$171,132,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$512,046,720.59

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-1
1. Excess Spread	$23,429,646.34
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$97,607.01
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$81,133.80
9. Applied to unpaid Monthly Servicing Fee	$2,480,160.00
10. Collateral Default Amount treated as Available Principal Collections	$249,442.74
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$20,521,302.79
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.6174%
b. Prior Monthly Period	2.6787%
c. Second Prior Monthly Period	2.4145%
2. Three Month Average Base Rate	2.5702%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	19.3956%
b. Prior Monthly Period	18.6833%
c. Second Prior Monthly Period	18.7331%
4. Three Month average Series Adjusted Portfolio Yield	18.9373%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,488,096,000.00
Monthly Interest	$997,459.24
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,489,093,459.24

Series 2014-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,291,365,796.20	1,156,070,000.00	1,135,295,796.20
Beginning Adjusted Invested Amount	N/A	1,156,070,000.00	N/A
Floating Allocation Percentage	N/A	50.4533%	49.5467%
Principal Allocation Percentage	N/A	50.4533%	49.5467%
Collections of Finance Charge Receivables	40,238,512.94	20,301,663.63	19,936,849.31
Collections of Principal Receivables	785,108,113.28	396,113,068.47	388,995,044.81
Defaulted Amount	3,339,904.61	1,685,092.59	1,654,812.02
Ending Invested Amount / Transferor Amount	2,247,257,939.76	1,156,070,000.00	1,091,187,939.76

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon September 15, 2015 to October 14, 2015	1.26000%	1.42000%	1.67000%
Monthly Interest Due	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Investor Default Amount	1,457,604.29	63,191.52	164,296.78	1,685,092.59
Investor Monthly Fees Due	1,666,666.67	72,255.00	187,861.67	1,926,783.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,174,270.96	186,747.57	440,646.18	4,801,664.71
Reallocated Investor Finance Charge Collections				20,300,736.95
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.5914%
Base Rate				3.2799%
Excess Spread Percentage				16.0880%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00
Distributions of Interest	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,050,000.00	51,301.05	88,487.73	1,189,788.78
Ending Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.05
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.05
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$1.18
(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.18
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$15,587,559.97
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$88,487.73
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,499,072.24
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$17,560,127.80
a. Class A Monthly Interest	$1,050,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,457,604.29
e. Excess Spread	$15,052,523.51
2. Class B Available Funds	$761,284.22
a. Class B Monthly Interest	$51,301.05
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$709,983.17
3. Collateral Available Funds	$1,979,324.93
a. Excess Spread	$1,979,324.93
4. Total Excess Spread	$17,741,831.61
K. Reallocated Principal Collections
1. Principal Allocation Percentage	50.4533%
2. Series 2014-2 Allocable Principal Collections	$785,108,113.28
3. Principal Allocation Percentage of Series 2014-2 Allocable Principal Collections	$396,113,068.47
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$396,113,068.47
6. Shared Principal Collections from other Series allocated to Series 2014-2	$0.00
7. Other amounts treated as Available Principal Collections:	$1,685,092.59
8. Available Principal Collections (total of items 5, 6 and 7)	$397,798,161.06
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$112,717,000.00
2. Required Collateral Invested Amount	$112,717,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$397,798,161.06

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-2
1. Excess Spread	$17,741,831.61
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$63,191.52
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$88,487.73
9. Applied to unpaid Monthly Servicing Fee	$1,926,783.34
10. Collateral Default Amount treated as Available Principal Collections	$164,296.78
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,499,072.24
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.2799%
b. Prior Monthly Period	3.3930%
c. Second Prior Monthly Period	2.9818%
2. Three Month Average Base Rate	3.2182%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	19.5914%
b. Prior Monthly Period	18.8663%
c. Second Prior Monthly Period	19.0090%
4. Three Month average Series Adjusted Portfolio Yield	19.1556%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,156,070,000.00
Monthly Interest	$1,343,329.41
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,157,413,329.41

Series 2014-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,437,048,694.30	1,734,105,000.00	1,702,943,694.30
Beginning Adjusted Invested Amount	N/A	1,734,105,000.00	N/A
Floating Allocation Percentage	N/A	50.4533%	49.5467%
Principal Allocation Percentage	N/A	50.4533%	49.5467%
Collections of Finance Charge Receivables	60,357,769.40	30,452,495.44	29,905,273.96
Collections of Principal Receivables	1,177,662,169.91	594,169,602.70	583,492,567.21
Defaulted Amount	5,009,856.91	2,527,638.88	2,482,218.03
Ending Invested Amount / Transferor Amount	3,370,886,909.64	1,734,105,000.00	1,636,781,909.64

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon September 15, 2015 to October 14, 2015	1.49000%	1.73000%	2.03000%
Monthly Interest Due	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Investor Default Amount	2,186,406.43	94,786.55	246,445.90	2,527,638.88
Investor Monthly Fees Due	2,500,000.00	108,381.67	281,793.33	2,890,175.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,548,906.43	296,918.36	689,583.63	7,535,408.42
Reallocated Investor Finance Charge Collections				30,784,016.79
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.8250%
Base Rate				3.5135%
Excess Spread Percentage				16.0880%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	65,029,000.00	169,076,000.00	1,734,105,000.00
Distributions of Interest	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,862,500.00	93,750.14	161,344.40	2,117,594.54
Ending Certificates Balance	1,500,000,000.00	65,029,000.00	169,076,000.00	1,734,105,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.24
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.24
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$1.44
(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.44
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$23,409,952.77
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$161,344.40
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,248,608.37
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$26,628,159.88
a. Class A Monthly Interest	$1,862,500.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,186,406.43
e. Excess Spread	$22,579,253.45
2. Class B Available Funds	$1,154,401.74
a. Class B Monthly Interest	$93,750.14
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,060,651.60
3. Collateral Available Funds	$3,001,455.17
a. Excess Spread	$3,001,455.17
4. Total Excess Spread	$26,641,360.22
K. Reallocated Principal Collections
1. Principal Allocation Percentage	50.4533%
2. Series 2014-3 Allocable Principal Collections	$1,177,662,169.91
3. Principal Allocation Percentage of Series 2014-3 Allocable Principal Collections	$594,169,602.70
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$594,169,602.70
6. Shared Principal Collections from other Series allocated to Series 2014-3	$0.00
7. Other amounts treated as Available Principal Collections:	$2,527,638.88
8. Available Principal Collections (total of items 5, 6 and 7)	$596,697,241.58
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$169,076,000.00
2. Required Collateral Invested Amount	$169,076,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$596,697,241.58

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-3
1. Excess Spread	$26,641,360.22
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$94,786.55
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$161,344.40
9. Applied to unpaid Monthly Servicing Fee	$2,890,175.00
10. Collateral Default Amount treated as Available Principal Collections	$246,445.90
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$23,248,608.37
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.5135%
b. Prior Monthly Period	3.6347%
c. Second Prior Monthly Period	3.1941%
2. Three Month Average Base Rate	3.4474%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	19.8250%
b. Prior Monthly Period	19.0924%
c. Second Prior Monthly Period	19.2350%
4. Three Month average Series Adjusted Portfolio Yield	19.3841%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,734,105,000.00
Monthly Interest	$2,451,087.04
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,736,556,087.04

Series 2014-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,291,365,796.20	1,156,070,000.00	1,135,295,796.20
Beginning Adjusted Invested Amount	N/A	1,156,070,000.00	N/A
Floating Allocation Percentage	N/A	50.4533%	49.5467%
Principal Allocation Percentage	N/A	50.4533%	49.5467%
Collections of Finance Charge Receivables	40,238,512.94	20,301,663.63	19,936,849.31
Collections of Principal Receivables	785,108,113.28	396,113,068.47	388,995,044.81
Defaulted Amount	3,339,904.61	1,685,092.59	1,654,812.02
Ending Invested Amount / Transferor Amount	2,247,257,939.76	1,156,070,000.00	1,091,187,939.76

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon September 15, 2015 to October 14, 2015	1.43000%	1.62000%	2.01000%
Monthly Interest Due	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Investor Default Amount	1,457,604.29	63,191.52	164,296.78	1,685,092.59
Investor Monthly Fees Due	1,666,666.67	72,255.00	187,861.67	1,926,783.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,315,937.63	193,973.07	458,661.65	4,968,572.35
Reallocated Investor Finance Charge Collections				20,467,644.59
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.7671%
Base Rate				3.4556%
Excess Spread Percentage				16.0880%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00
Distributions of Interest	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,191,666.67	58,526.55	106,503.20	1,356,696.42
Ending Certificates Balance	1,000,000,000.00	43,353,000.00	112,717,000.00	1,156,070,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.19
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.19
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$1.35
(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.35
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$15,605,575.44
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$106,503.20
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,499,072.24
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$17,704,502.83
a. Class A Monthly Interest	$1,191,666.67
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,457,604.29
e. Excess Spread	$15,055,231.87
2. Class B Available Funds	$767,543.31
a. Class B Monthly Interest	$58,526.55
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$709,016.76
3. Collateral Available Funds	$1,995,598.45
a. Excess Spread	$1,995,598.45
4. Total Excess Spread	$17,759,847.08
K. Reallocated Principal Collections
1. Principal Allocation Percentage	50.4533%
2. Series 2014-4 Allocable Principal Collections	$785,108,113.28
3. Principal Allocation Percentage of Series 2014-4 Allocable Principal Collections	$396,113,068.47
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$396,113,068.47
6. Shared Principal Collections from other Series allocated to Series 2014-4	$0.00
7. Other amounts treated as Available Principal Collections:	$1,685,092.59
8. Available Principal Collections (total of items 5, 6 and 7)	$397,798,161.06
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$112,717,000.00
2. Required Collateral Invested Amount	$112,717,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$397,798,161.06

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-4
1. Excess Spread	$17,759,847.08
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$63,191.52
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$106,503.20
9. Applied to unpaid Monthly Servicing Fee	$1,926,783.34
10. Collateral Default Amount treated as Available Principal Collections	$164,296.78
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,499,072.24
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.4556%
b. Prior Monthly Period	3.5747%
c. Second Prior Monthly Period	3.1414%
2. Three Month Average Base Rate	3.3906%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	19.7671%
b. Prior Monthly Period	19.0363%
c. Second Prior Monthly Period	19.1790%
4. Three Month average Series Adjusted Portfolio Yield	19.3275%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,156,070,000.00
Monthly Interest	$1,566,330.55
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,157,636,330.55

Series 2014-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,155,706,025.45	583,092,000.00	572,614,025.45
Beginning Adjusted Invested Amount	N/A	583,092,000.00	N/A
Floating Allocation Percentage	N/A	50.4533%	49.5467%
Principal Allocation Percentage	N/A	50.4533%	49.5467%
Collections of Finance Charge Receivables	20,295,271.90	10,239,637.44	10,055,634.46
Collections of Principal Receivables	395,988,357.09	199,789,252.65	196,199,104.44
Defaulted Amount	1,684,562.06	849,917.40	834,644.66
Ending Invested Amount / Transferor Amount	1,133,459,156.12	583,092,000.00	550,367,156.12

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 11, 2015	September 11, 2015	September 11, 2015
Coupon September 15, 2015 to October 14, 2015	0.49655%	0.65655%	1.00655%
Monthly Interest Due	206,895.83	8,773.70	31,791.04	247,460.57
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	206,895.83	8,773.70	31,791.04	247,460.57
Investor Default Amount	728,802.15	23,374.14	97,741.11	849,917.40
Investor Monthly Fees Due	833,333.33	26,726.67	111,760.00	971,820.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,769,031.31	58,874.51	241,292.15	2,069,197.97
Reallocated Investor Finance Charge Collections				10,110,216.48
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3223%
Base Rate				2.5441%
Excess Spread Percentage				16.5484%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	16,036,000.00	67,056,000.00	583,092,000.00
Distributions of Interest	206,895.83	8,773.70	31,791.04	247,460.57
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	206,895.83	8,773.70	31,791.04	247,460.57
Ending Certificates Balance	500,000,000.00	16,036,000.00	67,056,000.00	583,092,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.41
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.41
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.55
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.55
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$8,072,809.55
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$31,791.04
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,041,018.51
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$8,669,486.53
a. Class A Monthly Interest	$206,895.83
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$728,802.15
e. Excess Spread	$7,733,788.55
2. Class B Available Funds	$278,047.77
a. Class B Monthly Interest	$8,773.70
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$269,274.07
3. Collateral Available Funds	$1,162,682.18
a. Excess Spread	$1,162,682.18
4. Total Excess Spread	$9,165,744.80
K. Reallocated Principal Collections
1. Principal Allocation Percentage	50.4533%
2. Series 2014-5 Allocable Principal Collections	$395,988,357.09
3. Principal Allocation Percentage of Series 2014-5 Allocable Principal Collections	$199,789,252.65
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$199,789,252.65
6. Shared Principal Collections from other Series allocated to Series 2014-5	$0.00
7. Other amounts treated as Available Principal Collections:	$849,917.40
8. Available Principal Collections (total of items 5, 6 and 7)	$200,639,170.05
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$67,056,000.00
2. Required Collateral Invested Amount	$67,056,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$200,639,170.05

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-5
1. Excess Spread	$9,165,744.80
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$23,374.14
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$31,791.04
9. Applied to unpaid Monthly Servicing Fee	$971,820.00
10. Collateral Default Amount treated as Available Principal Collections	$97,741.11
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,041,018.51
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.5441%
b. Prior Monthly Period	2.6054%
c. Second Prior Monthly Period	2.3412%
2. Three Month Average Base Rate	2.4969%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	19.3223%
b. Prior Monthly Period	18.6147%
c. Second Prior Monthly Period	18.6551%
4. Three Month average Series Adjusted Portfolio Yield	18.8641%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$583,092,000.00
Monthly Interest	$349,662.21
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$583,441,662.21

Series 2015-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,265,179,211.57	1,142,858,000.00	1,122,321,211.57
Beginning Adjusted Invested Amount	N/A	1,142,858,000.00	N/A
Floating Allocation Percentage	N/A	50.4533%	49.5467%
Principal Allocation Percentage	N/A	50.4533%	49.5467%
Collections of Finance Charge Receivables	39,778,652.17	20,069,648.63	19,709,003.54
Collections of Principal Receivables	776,135,604.35	391,586,140.29	384,549,464.06
Defaulted Amount	3,301,734.93	1,665,834.72	1,635,900.21
Ending Invested Amount / Transferor Amount	2,221,575,436.20	1,142,858,000.00	1,078,717,436.20

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 11, 2015	September 11, 2015	September 11, 2015
Coupon September 15, 2015 to October 14, 2015	0.49655%	0.80655%	1.20655%
Monthly Interest Due	413,791.67	21,124.22	74,691.48	509,607.37
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	413,791.67	21,124.22	74,691.48	509,607.37
Investor Default Amount	1,457,604.28	45,811.05	162,419.39	1,665,834.72
Investor Monthly Fees Due	1,666,666.67	52,381.67	185,715.00	1,904,763.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,538,062.62	119,316.94	422,825.87	4,080,205.43
Reallocated Investor Finance Charge Collections				19,840,569.72
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.3485%
Base Rate				2.5703%
Excess Spread Percentage				16.5484%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	31,429,000.00	111,429,000.00	1,142,858,000.00
Distributions of Interest	413,791.67	21,124.22	74,691.48	509,607.37
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	413,791.67	21,124.22	74,691.48	509,607.37
Ending Certificates Balance	1,000,000,000.00	31,429,000.00	111,429,000.00	1,142,858,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.41
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.41
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00
E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.67
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.67
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$15,835,055.77
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$74,691.48
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,760,364.29
I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$17,360,485.48
a. Class A Monthly Interest	$413,791.67
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,457,604.28
e. Excess Spread	$15,489,089.53
2. Class B Available Funds	$545,622.70
a. Class B Monthly Interest	$21,124.22
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$524,498.48
3. Collateral Available Funds	$1,934,461.54
a. Excess Spread	$1,934,461.54
4. Total Excess Spread	$17,948,049.55
K. Reallocated Principal Collections
1. Principal Allocation Percentage	50.4533%
2. Series 2015-1 Allocable Principal Collections	$776,135,604.35
3. Principal Allocation Percentage of Series 2015-1 Allocable Principal Collections	$391,586,140.29
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$391,586,140.29
6. Shared Principal Collections from other Series allocated to Series 2015-1	$0.00
7. Other amounts treated as Available Principal Collections:	$1,665,834.72
8. Available Principal Collections (total of items 5, 6 and 7)	$393,251,975.01
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$111,429,000.00
2. Required Collateral Invested Amount	$111,429,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$393,251,975.01

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00
N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2015-1
1. Excess Spread	$17,948,049.55
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$45,811.05
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$74,691.48
9. Applied to unpaid Monthly Servicing Fee	$1,904,763.34
10. Collateral Default Amount treated as Available Principal Collections	$162,419.39
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,760,364.29
O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.5703%
b. Prior Monthly Period	2.6314%
c. Second Prior Monthly Period	2.3678%
2. Three Month Average Base Rate	2.5232%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	19.3485%
b. Prior Monthly Period	18.6391%
c. Second Prior Monthly Period	18.5988%
4. Three Month average Series Adjusted Portfolio Yield	18.8621%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes
P. Reassignment Amount
Adjusted Invested Amount	$1,142,858,000.00
Monthly Interest	$655,286.86
Monthly Interest previously due but not paid	$0.00
Additional Interest	$0.00
Additional Interest previously due but not paid	$0.00
Reassignment Amount	$1,143,513,286.86

Series 2009-D-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	180,182,412.66	90,908,000.00	89,274,412.66
Beginning Adjusted Invested Amount	N/A	90,908,000.00	N/A
Floating Allocation Percentage	N/A	50.4533%	49.5467%
Principal Allocation Percentage	N/A	50.4533%	49.5467%
Collections of Finance Charge Receivables	3,164,170.62	1,596,428.97	1,567,741.65
Collections of Principal Receivables	61,737,272.28	31,148,500.38	30,588,771.90
Defaulted Amount	262,634.66	132,507.89	130,126.77
Ending Invested Amount / Transferor Amount	176,713,974.75	90,908,000.00	85,805,974.75

B. Monthly Period Funding Requirements			Total
LIBOR Determination Date			September 11, 2015
Coupon September 15, 2015 - October 14, 2015			20.20655%
Monthly Interest Due			1,530,780.87
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			1,530,780.87
Investor Default Amount			132,507.89
Investor Monthly Fees Due			151,513.33
Investor Additional Amounts Due			0.00
Total Due			1,814,802.09
Investor Finance Charge Collections			1,596,428.97

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			90,908,000.00
Distributions of Interest			1,530,780.87
Distributions of Principal			0.00
Total Distributions			1,530,780.87
Ending Certificates Balance			90,908,000.00

D) Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount
(1) The total amount of the distribution	$16.84
(2) The amount of the distribution in respect of Monthly Interest	$16.84
(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00
(4) The amount of the distribution in respect of Additional Interest	$0.00
(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
Series 2009-D-II
Invested Amount	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00

(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections
1. Available Funds	$1,596,428.97
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$132,507.89
d. Monthly Interest	$1,463,921.08
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00
2. Excess Spread	$0.00

H. Reallocated Principal Collections
1. Principal Allocation Percentage	50.4533%
2. Series 2009-D-II Allocable Principal Collections	$61,737,272.28
3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections	$31,148,500.38
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4	$31,148,500.38
6. Shared Principal Collections from other Series allocated to Series 2009-D-II	$0.00
7. Other amounts treated as Available Principal Collections	$132,507.89
8. Available Principal Collections (total of items 5, 6 and 7)	$31,281,008.27
I. Application of Available Principal Collections during Revolving Period
1. Treated as Shared Principal Collections	$31,281,008.27
J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
1. Retained during an Early Amortization Period	$0.00
2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00
3. Treated as Shared Principal Collections:	$0.00
K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II
1. Excess Spread	$0.00
2. Excess Finance Charge Collections	$218,373.12
3. Applied to fund Required Amount	$66,859.79
4. Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to unpaid Monthly Servicing Fee	$151,513.33
6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
7. Applied to fund Series 2009-D-I Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount
2008-2	0.00	0.00	0.00	0.00	0.00
Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:
1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00
2. Applied under Section 4.07
a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00